Revenues	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues	Revenues
Revenues are comprised of the following:

	Year Ended December 31
	2022	2023	2024
Time charter revenue	$351,006	$290,440	$316,553
Other income	13,044	4,953	4,126
Total	364,050	295,393	320,679

The Company generates its revenues from time charters or infrequently under voyage contracts.

Time charter agreements may have renewal options for one month to three years. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo. The Company typically enters into time charters ranging from one month to five years and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.
Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon initiation of the voyage and the remainder upon completion of the performance obligation.

During the years ended December 31, 2022, 2023 and 2024, the Company generated revenue from its time charters of $351,006, $290,440 and $316,553, respectively. Scrubber-fitted vessels are able to earn a premium attributable to the use of the scrubbers installed on board the vessels, to reduce the sulfur content of fuels in compliance to legislation effective January 1, 2020. This premium may be fixed as part of the daily charter rate or may vary based on actual consumption, such variable consideration amounted to $29,628, $34,623 and $21,538 and is included in time charter revenue for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2024, the time charters under which the Company vessels were employed had remaining term ranging from less than one month to twelve months based on the minimum duration of the contracts, excluding six vessels, two of which were employed under a time charter for an original duration of two years, one of which was employed under time charter for an original duration of three years, two of which were employed under a time charter for an original duration of four years and one vessel which was on long term time charter for a period of twenty years, with a remaining tenor ranging between one to seven years.
As of December 31, 2024, December 31, 2023 and December 31, 2022 no vessel was employed under a voyage charter.